Stockholders' Equity (Deficit) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Based Compensation Expense

Stock compensation expense (in thousands) was allocated between departments as follows:

	Three months ended March 31,
	2016	2015
Research & Development	$33	$50
Sales & Marketing	(31)	20
General & Administrative	134	331

Total	$136	$401

Stock compensation expense was allocated between departments as follows;

	Year ended
	December 31, 2015	December 31, 2014
Research & Development	$148,948	$64,020
Sales & Marketing	62,533	8,335
General & Administrative	730,888	273,080

Total	$942,369	$345,435

Schedule of Fair Value of Award Granted Using Black-Scholes Option Pricing Model

The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Three Months Ended March 31,
	2016	2015
Expected life (years)	6.0 - 6.1	5.5 - 6.1
Risk-free interest rate	1.5% - 1.7%	1.5% - 1.6%
Volatility	66% - 67%	57% - 68%
Dividend rate	—%	—%

The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions for the year ended December 31, 2015:

Year Ended
	December 31, 2015	December 31, 2014
Expected life (years)	6.1	5.8 - 6.1
Risk-free interest rate	1.6% - 1.7%	1.6% - 1.8%
Volatility	56% - 66%	43% - 59%
Dividend rate	—%	—%

Summary of Stock Option Transactions

The following table summarizes stock option transactions issued under the Plans:

	Shares Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)

Balance at December 31, 2014	606,061	1,072,011	6.34	8.67
Additional shares authorized	270,764
Options granted	(955,713)	955,713	3.08
Options exercised		(83,848)	3.50
Options canceled/forfeited	85,037	(85,037)	5.03

Balance at December 31, 2015	6,149	1,858,839	4.82	8.75
Additional shares authorized	560,717
Options granted	(538,500)	538,500	1.59
Options exercised		—	—
Options canceled/forfeited	99,700	(99,700)	2.33

Balance at March 31, 2016	128,066	2,297,639	$4.09	8.77

The following table summarizes stock option transactions for the years ended December 31, 2015 and 2014 as issued under the Plans:

	Shares Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)
Balance at December 31, 2013	124,824	239,606	$3.36
2014 Plan authorized	1,437,165	—	—
Closed 2010 Plan	(123,523)	—	—
Options granted	(926,384)	926,384	7.15
Options canceled/forfeited	93,979	(93,979)	6.75

Balance at December 31, 2014	606,061	1,072,011	6.34	8.67
Additional shares authorized	270,764	—	—
Options granted	(955,713)	955,713	3.08
Options exercised	—	(83,848)	3.50
Options canceled/forfeited	85,037	(85,037)	5.03

Balance at December 31, 2015	6,149	1,858,839	$4.82	8.75
Options vested at December 31, 2014	—	578,889	$5.58	7.46

Options vested and expected to vest at December 31, 2014	—	1,072,011	$6.34	8.67

Options vested at December 31, 2015	—	922,927	$5.06	7.47

Options vested and expected to vest at December 31, 2015	—	1,858,839	$4.82	8.75